Note 4	12 Months Ended
Dec. 31, 2021
Shareholder Remuneration System [Abstract]
Disclosure of shareholder remuneration system [Text Block]	Shareholder remuneration system
Cash Dividends in financial years 2019 and 2020
Throughout 2019 and 2020, BBVA's Board of Directors approved the payment of the following dividends (interim or final dividends) fully in cash, recorded in "Total Equity- Interim Dividends" and "Total Equity - Retained earnings" of the consolidated balance sheet of the relevant year:
–The Annual General Meeting of BBVA held on March 15, 2019, approved, under item 1 of the Agenda, the payment of a final dividend for 2018, in addition to other dividends previously paid, in cash for an amount equal to €0.16 (€0.1296 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 10, 2019, after deducting treasury shares held by the Group's Companies, amounted to €1,064 million and is recognized under the heading "Total equity- Retained earnings" of the consolidated balance sheet as of December 31, 2019.
–The Board of Directors, at its meeting held on October 2, 2019, approved the payment in cash of €0.10 (€0.081 net of withholding tax) per BBVA share, as gross interim dividend based on 2019 results. The total amount paid to shareholders on October 15, 2019, after deducting treasury shares held by the Group's companies, amounted to €665 million and is recognized under the heading "Total equity- Interim dividends" of the consolidated balance sheet as of December 31, 2019.
–The Annual General Meeting of BBVA held on March 13, 2020, approved, under item 1 of the Agenda, the payment of a final dividend for 2019, in addition to other dividends previously paid, in cash for an amount equal to €0.16 (€0.1296 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 9, 2020, after deducting treasury shares held by the Group's Companies, amounted to €1,065 million and is recognized under the heading "Total equity- Retained earnings" of the consolidated balance sheet as of December 31, 2020.
ECB recommendations for 2020

In accordance with recommendation ECB/2020/19 issued by the ECB on March 27, 2020 on dividend distributions during the COVID-19 pandemic, the Board of Directors of BBVA resolved to modify for the financial year corresponding to 2020 the dividend policy of the Group, announced on February 1, 2017, determining as new policy for 2020 not to pay any dividend amount corresponding to 2020 until the uncertainties caused by COVID-19 disappear and, in any case, not before the end of such fiscal year. On July 27, 2020, the ECB prolonged this recommendation until January 1, 2021 by adopting recommendation ECB/2020/35.

On December 15, 2020 the ECB issued recommendation ECB/2020/62, repealing recommendation ECB/2020/35 and recommending that significant credit institutions exercise extreme prudence when deciding on or paying out dividends or performing share buy-backs aimed at remunerating shareholders.
Shareholder remuneration during financial year 2021
BBVA notified on January 29, 2021, by means of Privileged Information, that it intended to resume its shareholder remuneration policy in 2021, announced on February 1, 2017, via Relevant Event, contingent upon the repealing of recommendation ECB/2020/62 and the absence of further restrictions or limitations.
The Annual General Meeting held on April 20, 2021 approved, in the third item of its agenda, a cash distribution from the issue premium account of €0.059 per share as shareholder remuneration in respect of the Group’s 2020 earnings for each of the Bank's outstanding shares, all this in compliance with recommendation ECB/2020/62, which was paid on April 29, 2021. The total amount was €393 million and was recognized under the heading “Total Equity – Share Premium” of the consolidated balance sheet as of December 31, 2021 (see Note 27).
On July 23, 2021, the European Central Bank published the approval of recommendation ECB/2021/31 repealing recommendation ECB/2020/62 from September 30, 2021, whereby the ECB indicated that it would assess capital, dividend distribution and share buyback plans of each financial institution in the context of their ordinary supervisory process, eliminating the remaining restrictions on dividend and share buyback related matters established in recommendation ECB/2020/62.

In keeping with the above, the Board of Directors, at its meeting held on September 30, 2021, approved the payment in cash of €0.08 (€0.0648 net of withholding tax) per BBVA share, as gross interim dividend against 2021 results. The total amount paid to shareholders on October 12, 2021, after deducting treasury shares held by the Group's companies, amounted to €532 million and is recognized under the heading "Shareholder’s funds - Total equity- Interim dividends" of the consolidated balance sheet as of December 31, 2021.

The forecasted financial statement, drawn up in compliance with the applicable legal requirements, which evidenced the existence of sufficient liquidity to distribute the abovementioned amount approved on September 29, 2021 was the following:

Available amount for interim dividend payments (Millions of Euros)
August 31, 2021
Profit of BBVA, S.A., after the provision for income tax	934
Maximum amount distributable	934
Amount of proposed interim dividend	533
BBVA cash balance available to the date	31,887
Other shareholder remuneration
On February 3, 2022, it was announced that a cash distribution in the amount of €0.23 gross per share as shareholder remuneration in relation to the Group's result in the 2021 financial year was expected to be submitted to the relevant governing bodies of BBVA for consideration (see Note 56).
Share buyback program
On October 26, 2021, BBVA obtained the pertinent authorization from the European Central Bank to buy back up to 10% of its share capital for a maximum of €3.5 billion, in one or several tranches and over the course of a 12-month period (the “Authorization”).
Upon receiving the authorization and making use of the delegation conferred by the BBVA Annual General Meeting held on March 16, 2018, at its meeting of October 28, 2021, BBVA Board of Directors resolved to carry out a framework share buyback program in compliance with Regulation (EU) no. 596/2014 of the European Parliament and the Council of April 16, 2014 on market abuse and Delegate Regulation (EU) no. 2016/1052 of the Commission, of March 8, 2016, to be executed in various tranches up to a maximum of €3.5 billion, with the aim of reducing BBVA's share capital (the “Framework Program”), notwithstanding the possibility of terminating or cancelling the Framework Program at an earlier date where advisable due to the concurrence of a series of specific circumstances, as well as to carry out a first share buyback program within the Framework Program (the "First Tranche"), which was notified as Privileged Information on October 29, 2021.
On November 19, BBVA notified by means of Privileged Information that the First Tranche would be executed externally through J.P. Morgan AG as manager, for a maximum amount of €1,500 million, for the purchase of a maximum number of shares of 637,770,016 representing, approximately, 9.6% of BBVA's share capital as of the date of the agreement, and that the first program would begin on November 22, 2021, and that it would conclude not earlier than November 22, 2021 or later than April 5, 2022, and, in any case, whenever, within said timeframe the maximum monetary amount is reached, or the maximum number of shares is purchased.
Between November 22 and December 31, 2021, J.P. Morgan AG, as manager of the First Tranche, acquired 112,254,236 BBVA shares (see Note 29). Between January 1 and February 3, 2022, J.P. Morgan AG has acquired 65,272,189 BBVA shares.
On February 3, 2022, BBVA announced that its Board of Directors agreed, within the Framework Program, to carry out a second buyback program (the “Second Tranche”) aimed at reducing BBVA’s share capital, for a maximum amount of €2,000 million and a maximum number of shares to be acquired equal to the result of subtracting from 637,770,016 own shares (9.6% of BBVA’s share capital at that date) the number of own shares finally acquired in execution of the First Tranche. The implementation of the Second Tranche, which will also be executed externally through a lead-manager, will begin after the end of the implementation of the First Tranche and shall end no later than October 15, 2022 (see Note 56).
Amendment of Shareholder Remuneration Policy
On November 18, 2021, BBVA announced that the Board of Directors of BBVA agreed to modify the Group’s shareholder distribution policy, which was communicated as relevant information on February 1, 2017, with registration number 247679 establishing a new policy consisting in an annual distribution of between 40% and 50% of the consolidated ordinary profit of each year (excluding extraordinary amounts and items included in the consolidated profit and loss account), compared to the previous policy of distributing between 35% and 40%.
This policy will be implemented through the distribution of an interim dividend for the year (expected to be paid in October of each year) and a final dividend (to be paid once the year has ended and the allocation of the year-end profit has been approved, expected to take place in April of each year), with the possibility of combining cash distributions with share buybacks (the execution of the share buyback program will be deemed an extraordinary shareholder remuneration and will, therefore, not be included within the scope of the policy), all subject to the relevant authorizations and approvals applicable at any given time.
Proposal on allocation of earnings of BBVA, S.A. for 2021
Below is included a breakdown of the distribution of the Bank´s earnings for financial year 2021, which the Board of Directors will submit to the Annual General Meeting for approval.

Allocation of earnings (Millions of Euros)
2021
Profit (loss) for year	1,080
Distribution
Interim dividends	533
Reserves / Accumulated gains	547